INVESTMENT IN JOINT VENTURES - Additional Information (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Disclosure of joint ventures [line items]
Capital increase		R$ 12,337	R$ 47,300
Cosan Nove Participações S.A. [member]
Disclosure of joint ventures [line items]
Percentage of ownership interest		66.16%
Cosan Nove Participações S.A. [member] | Direct
Disclosure of joint ventures [line items]
Percentage of ownership interest		73.09%	73.09%
Rumo S.A. [member] | Direct
Disclosure of joint ventures [line items]
Percentage of ownership interest	[1]	30.40%	30.42%
Raizen S A [Member]
Disclosure of joint ventures [line items]
Ownership interest percentage in joint venture		30.87%
Capital increase
Raizen S A [Member] | Direct
Disclosure of joint ventures [line items]
Ownership interest percentage in joint venture		5.01%
Raizen S A [Member] | Indirect
Disclosure of joint ventures [line items]
Ownership interest percentage in joint venture		25.86%
Raizen S A [Member] | Cosan Nove Participações S.A. [member] | Indirect
Disclosure of joint ventures [line items]
Ownership interest percentage in joint venture		39.09%
Radar Gestão de Investimentos S.A. [Member]
Disclosure of joint ventures [line items]
Ownership interest percentage in joint venture		50.00%
Capital increase		R$ 12,337
Radar Gestão de Investimentos S.A. [Member] | Direct
Disclosure of joint ventures [line items]
Ownership interest percentage in joint venture		50.00%
Capital increase		R$ 12,337
Radar Gestão de Investimentos S.A. [Member] | Indirect
Disclosure of joint ventures [line items]
Ownership interest percentage in joint venture

[1]	The Company is the largest shareholder. In addition, the Company has decision-making power over the relevant activities of this entity and has the right to appoint a majority of the members of the board of directors in accordance with the shareholders' agreement entered with certain other shareholders of the entity.